National Collegiate Student Loan Trust 2007-4

Closing Date: September 20, 2007
Monthly Distribution Report

Collection Period	06/01/08	to	06/30/08
Monthly Distribution Date	07/25/08
Volume 9

I	Asset and Liability Summary

A.		Student Loan Portfolio					05/31/08		Change		06/30/08
	1	Student Loan Principal					$1,022,684,113.37		$(352,328.07)		$1,022,331,785.30
	2	Student Loan Accrued Interest					$25,546,279.77		$3,884,343.26		$29,430,623.03
	3	Pool Balance					$1,048,230,393.14		$3,532,015.19		$1,051,762,408.33

	4	Unprocessed claims by TERI (a)					$(1,546,552.34)		$(269,923.16)		$(1,816,475.50)
	5	Adjusted Pool Balance					$1,046,683,840.80		$3,262,092.03		$1,049,945,932.83

	6	Weighted Average Coupon (WAC)					8.05%		0.08%		8.13%
	7	Weighted Average Maturity (WAM)					260.4 Months		-1.3 Months		259.1 Months
	8	Number of Loans					69,702		-128		69,574
	9	Number of Borrowers					67,599		-124		67,475

	(a)
Reflects the aggregate principal balance of defaulted loans subject to a TERI guarantee where a claim has been submitted to TERI but not processed due to TERI's Chapter 11 filing on April 7, 2008.  The Trust's claim to these amounts is secured by the TERI Pledge Fund.  On June 23, 2008, the Bankruptcy Court entered an order allowing TERI to purchase defaulted loans using cash in the Pledge Fund.  TERI resumed purchasing defaulted loans from the TERI Pledge Fund on July 15, 2008.  (See Sections VIII.C and IX.9)

		Trust Accounts and TERI Pledge Fund (at market value)					05/31/08		Change		06/30/08
B.	1	Future Distribution Account					$1,890,605.13		$591,346.14		$2,481,951.27
	2	Collection Account + Collections Receivable					$2,938,251.69		$484,316.39		$3,422,568.08
	3	Reserve Account					$278,266,469.27		$(10,838,026.06)		$267,428,443.21
	4	Total Trust Accounts					$283,095,326.09		$(9,762,363.53)		$273,332,962.56

	5	TERI Pledge Fund					$68,781,435.97		$209,029.90		$68,990,465.87

	6	Total Trust Accounts + TERI Pledge Fund					$351,876,762.06		$(9,553,333.63)		$342,323,428.43

	7	Pool Balance (Unadjusted) + Trust Accounts					$1,331,325,719.23		$(6,230,348.34)		$1,325,095,370.89

	8	Pool Balance (Unadjusted) + Trust Accounts + TERI Pledge Fund					$1,400,107,155.20		$(6,021,318.44)		$1,394,085,836.76

	9	Reserve Account Balance:
		Reserve Account Balance after the 06/25/08 Monthly Distribution Date was $267,300,000.00.
		Reserve Account Balance after the 07/25/08 Monthly Distribution Date will be $257,000,000.00.

	10	Future Distribution Account Balance after the 07/25/08 Monthly Distribution Date will be $2,470,776.00

		Securities	Cusip	Index	Spread	Initial Debt Issued	05/31/08	Change	06/30/08	Change	07/25/08	% of Securities
C.	1	Class A-1 L	63544CAA2	1M LIBOR	0.520%	$150,000,000.00	$100,128,484.30	$(7,543,185.90)	$92,585,298.40	$(7,986,678.60)	$84,598,619.80	6.05%
	2	Class A-2-AR-1	63544EAA8	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.74%
	3	Class A-2-AR-2	63544EAB6	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.74%
	4	Class A-2-AR-3	63544EAC4	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.74%
	5	Class A-2-AR-4	63544EAD2	Auction Rate	NA	$31,400,000.00	$31,400,000.00	$-	$31,400,000.00	$-	$31,400,000.00	2.25%
	6	Class A-3-L	63544CAB0	1M LIBOR	0.850%	$550,000,000.00	$550,000,000.00	$-	$550,000,000.00	$-	$550,000,000.00	39.33%
	7	Class A-3-AR-1	63544EAE0	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.83%
	8	Class A-3-AR-2	63544EAF7	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.83%
	9	Class A-3-AR-3	63544EAG5	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.83%
	10	Class A-3-AR-4	63544EAH3	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.83%
	11	Class A-3-AR-5	63544EAJ9	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.83%
	12	Class A-3-AR-6	63544EAK6	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.83%
	13	Class A-3-AR-7	63544EAL4	Auction Rate	NA	$45,000,000.00	$45,000,000.00	$-	$45,000,000.00	$-	$45,000,000.00	3.22%
	14	Class A-IO	63544CAC8	Fixed	5.5864%	(a)	(a)	$-	(a)	$-	(a)	0.00%
	15	Total Securities				$1,464,000,000.00	$1,414,128,484.30	$(7,543,185.90)	1,406,585,298.40	$(7,986,678.60)	$1,398,598,619.80	100.00%
	(a)
The initial notional amount equals $309,855,000 however the notional amount, in effect through final maturity date of 10/25/2012, is equal to the lesser of $309,855,000 or the principal amount of Class A-3 Notes.

National Collegiate Student Loan Trust 2007-4

II	Transactions and Accruals			From 06/01/08 to 06/30/08

A.		Student Loan Cash Principal Activity
	1	Principal Payments Received		$(2,072,856.16)
	2	Principal Claims from Guarantor		$-
	3	Repurchased Principal		$-
	4	New Loan Additions		$-
	5	Other Adjustments (cancellations, consolidations and other)		$(372,608.67)
	6	Total Principal Collections		$(2,445,464.83)

B.		Student Loan Non-Cash Principal Activity
	1	Capitalized Interest		$2,091,738.94
	2	Realized Losses		$-
	3	Repurchased Principal		$-
	4	New Loan Additions		$-
	5	Other Adjustments		$1,397.82
	6	Total Non-Cash Principal Activity		$2,093,136.76

C.		Total Student Loan Principal Activity (II.A.6 + II.B.6)		$(352,328.07)

D.		Student Loan Cash Interest Activity
	1	Interest Payments Received		$(832,426.56)
	2	Interest Claims from Guarantor		$-
	3	Repurchased Interest		$-
	4	New Loan Additions		$-
	5	Other Adjustments (cancellations, consolidations and other)		$(4,296.78)
	6	Total Interest Collections		$(836,723.34)

E.		Student Loan Non-Cash Interest Activity
	1	Interest Accruals		$6,813,339.13
	2	Capitalized Interest		$(2,091,738.94)
	3	Realized Losses		$-
	4	Repurchased Interest		$-
	5	Other Adjustments		$(533.59)
	6	Total Non-Cash Interest Activity		$4,721,066.60

F.		Total Student Loan Interest Activity (II.D.6 + II.E.6)		$3,884,343.26

G.		Student Loan Late Fees Activity
	1	Cash Late Fees		$(1,070.53)
	2	Non-Cash Late Fees		$1,971.03
	3	Net Late Fees Activity (II.G.1 + II.G.2)		$900.50

III	Prepayment Data		12/31/07	06/30/08

Prepayment Rate (1)			2.43%	2.54%

	(1) Prepayment rate will be updated in the July and January Monthly Distribution Reports for the 6-month periods ending June and December, respectively.

National Collegiate Student Loan Trust 2007-4

IV	Collection Account Activity				From 06/01/08 to 06/30/08

A.		Collection Account
	1	Collections by Servicers			$3,282,188.17
	2	Claim Payments from Guarantor			$-
	3	Liquidation Proceeds and Recoveries			$-
	4	Sale Proceeds			$-
	5	Investment Earnings on Trust Accounts (Collection and Reserve Accounts) [1]			$558,874.57
	6	Excess of Required Reserve Amount Balance			$10,300,000.00
	7	Other Receipts (Late Fees and Other)			$1,070.53
	8	Prior Month Allocations and Adjustments			$587,389.66
	9	Advances or Reimbursements			$-
	10	Amounts in the Future Distribution Account			$2,481,951.27
	11	Opening Balance and Post Sale Settlement			$-
	12	Total Available Funds			$17,211,474.20
	[1]	Includes GIC interest from 6/24/08 - 7/23/08.

B.		Allocations through 06/30/08 with Payments and Distributions for 07/25/08	Total Available	Remaining	Reserve
			Funds	Funds	Transfer
			$17,211,474.20	$17,211,474.20
	1	Payment of Trustee, Servicers, Note Insurer, Administrators, Paying Agent Fees,
		Broker Dealer, Auction Agent Fees & Expenses:
		(a) Payment of Trustee Fees & Expenses	$-	$17,211,474.20	$-
		(b) Payment of Servicing Fees & Expenses	$128,397.03	$17,083,077.17	$-
		(c) Payment of Ambac for Note Insurance Premium	$304,760.15	$16,778,317.02	$-
		(d) Payment of Administration Fees & Expenses	$57,767.01	$16,720,550.01	$-
		(e) Payment of Irish Paying Agent Fees & Expenses	$-	$16,720,550.01	$-
		(f) Payment of Back-up Administration Fees & Expenses	$1,000.00	$16,719,550.01	$-
		(g) Payment of Broker Dealer Fees & Expenses	$140,680.50	$16,578,869.51	$-
		(h) Payment of Auction Agent Fees & Expenses	$-	$16,578,869.51	$-
	2	Allocation of Servicer Fees & Expenses	$128,397.03	$16,450,472.48	$-
	3	Allocation to Future Distribution Account, to cover 1 month's expected Broker-Dealer Fees and Auction Agent Fees	$118,844.40	$16,331,628.08	$-
	4	Payments to TERI Pledge Fund, additional Guaranty Fees	$-	$16,331,628.08	$-
	5	Payment of Interest Distribution Amount to Class A Securities:
		(a) Class A-1-L	$231,656.13	$16,099,971.95	$-
		(b) Class A-2-AR-1	$363,546.58	$15,736,425.37	$-
		(c) Class A-2-AR-2	$363,546.58	$15,372,878.79	$-
		(d) Class A-2-AR-3	$363,546.58	$15,009,332.21	$-
		(e) Class A-2-AR-4	$121,182.20	$14,888,150.01	$-
		(f) Class A-3-L	$1,527,395.83	$13,360,754.18	$-
		(g) Class A-3-AR-1	$208,162.51	$13,152,591.67	$-
		(h) Class A-3-AR-2	$260,503.13	$12,892,088.54	$-
		(i) Class A-3-AR-3	$208,162.51	$12,683,926.03	$-
		(j) Class A-3-AR-4	$260,503.13	$12,423,422.90	$-
		(k) Class A-3-AR-5	$208,162.51	$12,215,260.39	$-
		(l) Class A-3-AR-6	$260,503.13	$11,954,757.26	$-
		(m) Class A-3-AR-7	$173,668.75	$11,781,088.51	$-
		(n) Class A-IO	$1,442,478.31	$10,338,610.20	$-
	6	Allocation to Future Distribution Account, to cover 1 month's expected interest on Auction Rate Notes	$2,351,931.60	$7,986,678.60	$-
	7	Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance	$-	$7,986,678.60	$-
	8	Payment to TERI, to Purchase Rehabilitated Loans	$-	$7,986,678.60	$-
	9	Payment to Ambac for any amounts due to Reimbursement Agreement	$-	$7,986,678.60	$-
	10	Payment of Principal Distribution:[1]
		(a) Class A-1-L	$7,986,678.60	$-	$-
		(b) Class A-2-AR-1	$-	$-	$-
		(c) Class A-2-AR-2	$-	$-	$-
		(d) Class A-2-AR-3	$-	$-	$-
		(e) Class A-2-AR-4	$-	$-	$-
		(f) Class A-3-L	$-	$-	$-
		(g) Class A-3-AR-1	$-	$-	$-
		(h) Class A-3-AR-2	$-	$-	$-
		(i) Class A-3-AR-3	$-	$-	$-
		(j) Class A-3-AR-4	$-	$-	$-
		(k) Class A-3-AR-5	$-	$-	$-
		(l) Class A-3-AR-6	$-	$-	$-
		(m) Class A-3-AR-7	$-	$-	$-
	11	Payment of Ambac for Indemnity payments and any other amounts due to the Reimbursement Agreement	$-	$-	$-
	12	Payment of the following:	$-	$-	$-
		(a) Unreimbursed Advances to First Marblehead Corporation	$-	$-	$-
		(b) Payment of Indenture Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(c) Payment of Irish Paying Agent Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(d) Payment of Owner Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(e) Payment of Back-up Administration Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
		(f) Payment of Indemnities, Fees & Expenses of the Servicers	$-	$-	$-
		(g) Note Insurance Premium and Expenses	$-	$-	$-
		(h) Payment of Administration Fees & Expenses allocated to the Notes	$-	$-	$-
		(i) Auction Agent and Broker-Dealer Fees and Expenses	$-	$-	$-
	13	Remaining Amounts of Principal, if a Turbo Trigger is in effect	$-	$-	$-
	14	Payment of any remaining Interest Carryover Shortfall to Class A Noteholders	$-	$-	$-
	15	Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid	$-	$-	$-
	16	Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts	$-	$-	$-
		[1] Auction Rate Notes must be paid in denominations of $25,000

National Collegiate Student Loan Trust 2007-4

V	Parity Calculation

		Parity		Parity with Unsecured Claims (b)
		05/31/08	06/30/08	05/31/08	06/30/08

1	Parity ((Pool Balance + Trust Accounts) / Securities) (a)	94.14%	94.21%	94.14%	94.21%
(a)	Parity ratio calculations include all Securities.
(b)	Parity ratio calculation includes the amount of unsecured claims (claims in process in excess of the amount in the TERI Pledge Fund (Section VIII.E)).

VI	Portfolio Characteristics by Payment Status

	WAC		# of Loans		%			Principal Amount			%

Payment Status	05/31/08	06/30/08	05/31/08	06/30/08	05/31/08	06/30/08		05/31/08		06/30/08	05/31/08	06/30/08
Interim (1)
In School	8.07%	8.15%	58,268	53,527	83.60%	76.94%		$877,563,905.43		$815,380,937.73	85.81%	79.76%
Total Interim			58,268	53,527	83.60%	76.94%		$877,563,905.43		$815,380,937.73	85.81%	79.76%
Repayment							$		$
Active							$		$
Current	7.78%	8.01%	9,681	14,144	13.89%	20.33%		$119,484,482.93		$178,510,709.44	11.68%	17.46%
31-60 Days Delinquent	8.48%	8.67%	406	333	0.58%	0.48%		$5,671,686.91		$5,051,135.33	0.55%	0.49%
61-90 Days Delinquent	8.68%	8.78%	232	234	0.33%	0.34%		$3,359,584.81		$3,267,843.31	0.33%	0.32%
91-120 Days Delinquent	8.96%	8.77%	75	138	0.11%	0.20%		$1,048,764.88		$1,802,787.34	0.10%	0.18%
121-150 Days Delinquent	8.74%	9.19%	66	64	0.09%	0.09%		$1,072,833.07		$904,020.05	0.10%	0.09%
151-180 Days Delinquent	8.34%	8.82%	28	54	0.04%	0.08%		$331,688.78		$870,047.11	0.03%	0.09%
> 180 Days Delinquent	8.55%	8.54%	87	106	0.12%	0.15%		$1,159,568.77		$1,426,879.63	0.11%	0.14%

Forbearance	8.09%	8.22%	859	974	1.23%	1.40%		$12,991,597.79		$15,117,425.36	1.27%	1.48%
Total Repayment			11,434	16,047	16.40%	23.06%		$145,120,207.94		$206,950,847.57	14.19%	20.24%

Grand Total			69,702	69,574	100.00%	100.00%		$1,022,684,113.37		$1,022,331,785.30	100.00%	100.00%
(1) Loans in Interim Status have not yet had a scheduled payment.

On June 20, 2008, The First Marblehead Corporation approved a cash expenditure of $360,000.00, for the sole purpose of paying the costs of default prevention services to be provided by third parties in respect of loans held by the Trust. The Administrator will be responsible for monitoring the performance of such third parties.

VII	Portfolio Characteristics by Borrower Type and Program Type

		05/31/08		06/30/08
Borrower Type		Principal Amount	%	Principal Amount	%

1	Creditworthy Cosigned Loans	$856,671,828.18	83.77%	$856,415,580.71	83.77%
2	Creditworthy Non-Cosigned Loans	$156,515,214.32	15.30%	$156,408,657.13	15.30%
3	Creditready Loans	$9,497,070.87	0.93%	$9,507,547.46	0.93%

Total		$1,022,684,113.37	100.00%	$1,022,331,785.30	100.00%

		05/31/08		06/30/08
Program Type		Principal Amount	%	Principal Amount	%

1	Continuing Education	$30,868,858.75	3.02%	$30,876,573.38	3.02%
2	Graduate	$95,469,988.96	9.34%	$95,448,255.01	9.34%
3	K-12	$11,553,345.84	1.13%	$11,446,445.58	1.12%
4	Medical	$10,069,181.37	0.98%	$10,039,494.49	0.98%
5	Undergraduate	$874,722,738.45	85.53%	$874,521,016.84	85.54%
6	Consolidation, Parent, Other	$-	0.00%	$-	0.00%

Total		$1,022,684,113.37	100.00%	$1,022,331,785.30	100.00%

National Collegiate Student Loan Trust 2007-4

VIII	Default Information, TERI Claims, Net Losses and Related Information

		05/31/08	06/30/08
TERI Claims, Net Losses		Principal Amount	Principal Amount
A.	Cumulative Net Claims Filed to TERI (1)	$1,993,565.76	$2,263,488.92

B.	Cumulative Claim Payments Made	$447,013.42	$447,013.42

C.	Claims in Process	$1,546,552.34	$1,816,475.50

D.	Coverage from TERI Pledge Fund (Section I.B.5 and IX.9)	$(1,546,552.34)	$(1,816,475.50)

E.	Unsecured Claims (claims in process in excess of the amount in the TERI Pledge Fund)	$-	$-

F.	Cumulative Liquidation Proceeds and Recoveries	$-	$-

G.	Cumulative Net Loss	$-	$-

Default Rates
H.	Cumulative Default Rate as a percentage of Loans in Repayment (2)	1.18%	0.97%

I.	Cumulative Default Rate as a percentage of Financed Student Loans at Closing Date (3)	0.20%	0.23%

Related Information
J.	Has a Material Change to Charge-Off Method Occurred?	No	No

K.	Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

L.	Has a Material Breach of Pool Asset Representations or Warranties or Transaction Covenants Occurred?	No	No

(1)	Cumulative Principal Balance of Student Loans subject to a TERI guaranty event as of the last day of the Collection Period, less cumulative claims cancelled and returned to non-default status.
(2)	Section VIII.A divided by the Principal Balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3)	Section VIII.A divided by the Principal Balance of Financed Student Loans as of Closing Date - $989,697,216.24

IX	Triggers and Other Information

1	Has a change occurred in the notional amount of the Class A-IO? No
2	Has Prepayment Penalty occurred on Class A-IO Notes? No
3	Has a Required Reserve Amount Balance date occurred? Yes
4	Has the Stepdown Date of November 25, 2011 occurred (On or after Stepdown Date, Principal Distribution method will change)? No.
5
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the Cutoff date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims)(a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
6	Has an Event of Default occurred? No
7	Has Parity Ratio reached its release point of 103%? No
8	Has Trust exceeded annual fees or expense cap to Service Providers? No

9
On June 23, 2008, the Bankruptcy Court entered an order allowing TERI to purchase defaulted loans using cash in the Pledge Funds.  Notwithstanding the order, the committee of TERI's unsecured creditors, or any other person or entity, has the right to challenge the trusts' security interest in (i) funds transferred to the Pledge Funds after TERI's bankruptcy filing on April 7, 2008  ("Post-Petition Transfers"),  within 45 days following the order, and (ii) collateral securing TERI's guaranty obligations other than the Pledge Funds and the Post-Petition Transfers (such as Recoveries), within 60 days following the order.  The order does not permit TERI to purchase any defaulted loans with funds from TERI’s general operating accounts.

(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.

National Collegiate Student Loan Trust 2007-4

Auction Rate Securities Paid

Class	Payment Date	Notes Held	Value Per Note	Balance	Interest Rate	Start Date	End Date	No. of Days	Interest Payment	Broker/Dealer Fee
Class A-2-AR-1	06/27/08	3,768	$25,000	$94,200,000.00	3.981%	06/20/08	06/26/08	7	$72,918.65	$3,663.33
	07/07/08	3,768	$25,000	$94,200,000.00	3.983%	06/27/08	07/06/08	10	$104,221.83	$5,233.33
	07/11/08	3,768	$25,000	$94,200,000.00	3.960%	07/07/08	07/10/08	4	$41,448.00	$2,093.33
	07/18/08	3,768	$25,000	$94,200,000.00	3.956%	07/11/08	07/17/08	7	$72,460.73	$3,663.33
	07/25/08	3,768	$25,000	$94,200,000.00	3.958%	07/18/08	07/24/08	7	$72,497.37	$3,663.33
								Total	$363,546.58	$18,316.65

Class A-2-AR-2	06/27/08	3,768	$25,000	$94,200,000.00	3.981%	06/20/08	06/26/08	7	$72,918.65	$3,663.33
	07/07/08	3,768	$25,000	$94,200,000.00	3.983%	06/27/08	07/06/08	10	$104,221.83	$5,233.33
	07/11/08	3,768	$25,000	$94,200,000.00	3.960%	07/07/08	07/10/08	4	$41,448.00	$2,093.33
	07/18/08	3,768	$25,000	$94,200,000.00	3.956%	07/11/08	07/17/08	7	$72,460.73	$3,663.33
	07/25/08	3,768	$25,000	$94,200,000.00	3.958%	07/18/08	07/24/08	7	$72,497.37	$3,663.33
								Total	$363,546.58	$18,316.65

Class A-2-AR-3	06/27/08	3,768	$25,000	$94,200,000.00	3.981%	06/20/08	06/26/08	7	$72,918.65	$3,663.33
	07/07/08	3,768	$25,000	$94,200,000.00	3.983%	06/27/08	07/06/08	10	$104,221.83	$5,233.33
	07/11/08	3,768	$25,000	$94,200,000.00	3.960%	07/07/08	07/10/08	4	$41,448.00	$2,093.33
	07/18/08	3,768	$25,000	$94,200,000.00	3.956%	07/11/08	07/17/08	7	$72,460.73	$3,663.33
	07/25/08	3,768	$25,000	$94,200,000.00	3.958%	07/18/08	07/24/08	7	$72,497.37	$3,663.33
								Total	$363,546.58	$18,316.65

Class A-2-AR-4	06/27/08	1,256	$25,000	$31,400,000.00	3.981%	06/20/08	06/26/08	7	$24,306.22	$1,221.11
	07/07/08	1,256	$25,000	$31,400,000.00	3.983%	06/27/08	07/06/08	10	$34,740.61	$1,744.44
	07/11/08	1,256	$25,000	$31,400,000.00	3.960%	07/07/08	07/10/08	4	$13,816.00	$697.78
	07/18/08	1,256	$25,000	$31,400,000.00	3.956%	07/11/08	07/17/08	7	$24,153.58	$1,221.11
	07/25/08	1,256	$25,000	$31,400,000.00	3.958%	07/18/08	07/24/08	7	$24,165.79	$1,221.11
								Total	$121,182.20	$6,105.55

Class A-3-AR-1	07/02/08	2,700	$25,000	$67,500,000.00	3.982%	06/25/08	07/01/08	7	$52,263.75	$2,625.00
	07/09/08	2,700	$25,000	$67,500,000.00	3.961%	07/02/08	07/08/08	7	$51,988.13	$2,625.00
	07/16/08	2,700	$25,000	$67,500,000.00	3.959%	07/09/08	07/15/08	7	$51,961.88	$2,625.00
	07/23/08	2,700	$25,000	$67,500,000.00	3.958%	07/16/08	07/22/08	7	$51,948.75	$2,625.00
								Total	$208,162.51	$10,500.00

Class A-3-AR-2	06/27/08	2,700	$25,000	$67,500,000.00	3.981%	06/20/08	06/26/08	7	$52,250.63	$2,625.00
	07/07/08	2,700	$25,000	$67,500,000.00	3.983%	06/27/08	07/06/08	10	$74,681.25	$3,750.00
	07/11/08	2,700	$25,000	$67,500,000.00	3.960%	07/07/08	07/10/08	4	$29,700.00	$1,500.00
	07/18/08	2,700	$25,000	$67,500,000.00	3.956%	07/11/08	07/17/08	7	$51,922.50	$2,625.00
	07/25/08	2,700	$25,000	$67,500,000.00	3.958%	07/18/08	07/24/08	7	$51,948.75	$2,625.00
								Total	$260,503.13	$13,125.00

Class A-3-AR-3	07/02/08	2,700	$25,000	$67,500,000.00	3.982%	06/25/08	07/01/08	7	$52,263.75	$2,625.00
	07/09/08	2,700	$25,000	$67,500,000.00	3.961%	07/02/08	07/08/08	7	$51,988.13	$2,625.00
	07/16/08	2,700	$25,000	$67,500,000.00	3.959%	07/09/08	07/15/08	7	$51,961.88	$2,625.00
	07/23/08	2,700	$25,000	$67,500,000.00	3.958%	07/16/08	07/22/08	7	$51,948.75	$2,625.00
								Total	$208,162.51	$10,500.00

Class A-3-AR-4	06/27/08	2,700	$25,000	$67,500,000.00	3.981%	06/20/08	06/26/08	7	$52,250.63	$2,625.00
	07/07/08	2,700	$25,000	$67,500,000.00	3.983%	06/27/08	07/06/08	10	$74,681.25	$3,750.00
	07/11/08	2,700	$25,000	$67,500,000.00	3.960%	07/07/08	07/10/08	4	$29,700.00	$1,500.00
	07/18/08	2,700	$25,000	$67,500,000.00	3.956%	07/11/08	07/17/08	7	$51,922.50	$2,625.00
	07/25/08	2,700	$25,000	$67,500,000.00	3.958%	07/18/08	07/24/08	7	$51,948.75	$2,625.00
								Total	$260,503.13	$13,125.00

Class A-3-AR-5	07/02/08	2,700	$25,000	$67,500,000.00	3.982%	06/25/08	07/01/08	7	$52,263.75	$2,625.00
	07/09/08	2,700	$25,000	$67,500,000.00	3.961%	07/02/08	07/08/08	7	$51,988.13	$2,625.00
	07/16/08	2,700	$25,000	$67,500,000.00	3.959%	07/09/08	07/15/08	7	$51,961.88	$2,625.00
	07/23/08	2,700	$25,000	$67,500,000.00	3.958%	07/16/08	07/22/08	7	$51,948.75	$2,625.00
								Total	$208,162.51	$10,500.00

Class A-3-AR-6	06/27/08	2,700	$25,000	$67,500,000.00	3.981%	06/20/08	06/26/08	7	$52,250.63	$2,625.00
	07/07/08	2,700	$25,000	$67,500,000.00	3.983%	06/27/08	07/06/08	10	$74,681.25	$3,750.00
	07/11/08	2,700	$25,000	$67,500,000.00	3.960%	07/07/08	07/10/08	4	$29,700.00	$1,500.00
	07/18/08	2,700	$25,000	$67,500,000.00	3.956%	07/11/08	07/17/08	7	$51,922.50	$2,625.00
	07/25/08	2,700	$25,000	$67,500,000.00	3.958%	07/18/08	07/24/08	7	$51,948.75	$2,625.00
								Total	$260,503.13	$13,125.00

Class A-3-AR-7	06/27/08	1,800	$25,000	$45,000,000.00	3.981%	06/20/08	06/26/08	7	$34,833.75	$1,750.00
	07/07/08	1,800	$25,000	$45,000,000.00	3.983%	06/27/08	07/06/08	10	$49,787.50	$2,500.00
	07/11/08	1,800	$25,000	$45,000,000.00	3.960%	07/07/08	07/10/08	4	$19,800.00	$1,000.00
	07/18/08	1,800	$25,000	$45,000,000.00	3.956%	07/11/08	07/17/08	7	$34,615.00	$1,750.00
	07/25/08	1,800	$25,000	$45,000,000.00	3.958%	07/18/08	07/24/08	7	$34,632.50	$1,750.00
								Total	$173,668.75	$8,750.00